Discontinued Operations - Schedule of Reconciliation of Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations	$ 134,613	$ 63,199	$ 45,249
Gain on sale of discontinued operations	176,078	35,456	0
Income tax expense from discontinued operations	45,468	35,725	13,018
Interest expense	205,040	146,278	116,358
Currency losses, net	6,754	886	427
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations		63,199	45,249
Income tax expense from discontinued operations		35,725	13,018
Income from discontinued operations before income tax and gain on sale		63,468	58,267
Interest expense		1,301	1,629
Currency losses, net		138	121
Tank and Pump | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations		59,101	14,633
Income tax expense from discontinued operations		843	5,277
Income from discontinued operations before income tax and gain on sale		24,488	19,910
Interest expense		512	779
Currency losses, net		0	0
UK Storage Solutions | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations	134,243	4,098	30,616
Income tax expense from discontinued operations	45,468	34,882	7,741
Income from discontinued operations before income tax and gain on sale	4,003	38,980	38,357
Interest expense	$ 56	789	850
Currency losses, net		$ 138	$ 121